Note 7 - Leases	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
(7)	Leases

Lessee Accounting

The majority of leases in which the Company is the lessee are comprised of real estate property for branches and office space and are recorded as operating leases with terms extending beyond 2027. The Company has one finance lease, which it entered into in 2022, with a lease term through 2031. These leases are classified as operating or finance leases at commencement. Right-of-use assets representing the right to use the underlying asset and lease liabilities representing the obligation to make future lease payments are recognized on the balance sheet. These assets and liabilities are estimated based on the present value of future lease payments discounted using the Company's incremental secured borrowing rates as of the commencement date of the lease. Certain lease agreements contain renewal options which are considered in the determination of the lease term if they are deemed reasonably certain to be exercised. The Company has elected not to recognize leases with an original term of less than 12 months on the balance sheet.

The following table represents lease assets and lease liabilities as of  December 31, 2022 and December 31, 2021 (in thousands).

Lease right-of-use assets	Classification	December 31, 2022	December 31, 2021
Operating lease right-of-use assets	Other Assets	$4,519	4,110
Finance lease right-of-use assets	Other Assets	2,215	—

Lease liabilities	Classification	December 31, 2022	December 31, 2021
Operating lease liabilities	Other Liabilities	$4,671	4,247
Finance lease liabilities	Other Liabilities	2,281	—

The total lease cost related to operating leases and short term leases is recognized on a straight-line basis over the lease term. For finance leases, right-of-use assets are amortized on a straight-line basis over the lease term and interest imputed on the lease liability is recognized using the effective interest method. The components of the Bank's total lease cost were as follows for the years ended  December 31, 2022 and 2021.

	In Thousands
	2022	2021
Operating lease cost	$563	550
Finance lease cost	159	—
Short-term lease cost	—	40
Net lease cost	$722	590

The weighted average remaining lease term and weighted average discount rate for operating leases at  December 31, 2022 and 2021 were as follows:

	2022	2021
Operating Leases
Weighted average remaining lease term (in years)	10.53	10.42
Weighted average discount rate	4.25%	4.00%

The weighted average remaining lease term and weighted average discount rate for finance leases at  December 31, 2022 and 2021 were as follows:

	2022	2021
Finance Leases
Weighted average remaining lease term (in years)	24.35	—
Weighted average discount rate	2.90%	—%

Cash flows related to operating and finance leases during the year ended  December 31, 2022 and 2021 were as follows:

	In Thousands
	2022	2021
Operating cash flows related to operating leases	$547	535
Operating cash flows related to finance leases	66	—
Financing cash flows related to finance leases	26	—

Future undiscounted lease payments for operating leases with initial terms of more than 12 months at  December 31, 2022 and 2021 were as follows:

	In Thousands
	2022	2021
Operating Leases
2023	$595	544
2024	635	553
2025	642	566
2026	649	571
2027	657	576
Thereafter	2,686	2,392
Total undiscounted lease payments	5,864	5,202
Less: imputed interest	(1,193)	(955)
Net lease liabilities	$4,671	4,247

Future undiscounted lease payments for finance leases with initial terms of more than 12 months at  December 31, 2022 and 2021 were as follows:

	In Thousands
	2022	2021
Finance Leases
2023	$96	—
2024	98	—
2025	101	—
2026	105	—
2027	108	—
Thereafter	2,787	—
Total undiscounted lease payments	3,295	—
Less: imputed interest	(1,014)	—
Net lease liabilities	$2,281	—